Revenues (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Open balances	$ 1,816	$ 1,233
Income receivables		80
Contract liabilities	$ 991	$ 355